Schedule of consolidated statement of operation and comprehensive income (loss) net loss before income taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment loss before income tax		$ 5,414,370
Change in fair value of prepaid forward purchase liabilities		(12,911,503)
Earnout share payment		(5,199,629)
Other corporate expenses		(1,406,322)
(LOSS) INCOME BEFORE INCOME TAXES		$ (24,931,824)		$ 948,537